Debt (Existing Credit Facility) (Detail) - Predecessor - USD ($)		3 Months Ended	12 Months Ended
	Mar. 21, 2017	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2016
Line Of Credit Facility [Line Items]
Amount utilized to offset outstanding borrowings under credit facility		$ 103,560,000	$ 103,560,000
Existing Credit Facility
Line Of Credit Facility [Line Items]
Borrowing base amount				$ 550,000,000
Availability under the facility			0
Proceeds from additional borrowing credit facility			181,000,000
Amount utilized to offset outstanding borrowings under credit facility			$ 103,560,000
Weighted average interest rate			5.25%
Additional interest rate on outstanding amounts in event of default waived			2.00%
Repayments of debt	$ 444,440,000